UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/01

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: P.O. Box 6919

         Moraga, CA  94570

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 16, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     96

Form13F Information Table Value Total: $    326,948


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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
                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Ford Motor Co.                         Common Stock     345370100   $ 15,247,845       542,242        Sole          1         Sole
General Motors Corp.                   Common Stock     370442105   $ 14,897,542       287,320        Sole          1         Sole
Dell Computer                          Common Stock     247025109   $ 14,513,438       565,000        Sole          1         Sole
International Business Machines        Common Stock     459200101   $ 14,484,708       150,600        Sole          1         Sole
Fannie Mae                             Common Stock     313586109   $ 14,460,932       181,670        Sole          1         Sole
First Union                            Common Stock     313586109   $ 13,860,000       420,000        Sole          1         Sole
Bankamerica Corp.                      Common Stock     066050105   $ 13,751,942       251,177        Sole          1         Sole
Sara Lee Corp.                         Common Stock     803111103   $ 13,137,904       608,800        Sole          1         Sole
Sears Roebuck & Co.                    Common Stock     812387108   $ 12,125,826       343,800        Sole          1         Sole
Verizon                                Common Stock     92343V104   $ 11,990,204       243,209        Sole          1         Sole
Intel Corp.                            Common Stock     458140100   $ 11,776,423       447,560        Sole          1         Sole
Albertsons                             Common Stock     013104104   $ 11,296,100       355,000        Sole          1         Sole
ExxonMobil Corp.                       Common Stock     30231G102   $ 11,064,600       136,600        Sole          1         Sole
Washington Mutual                      Common Stock     939322103   $ 11,004,750       201,000        Sole          1         Sole
McDonalds Corp.                        Common Stock     580135101   $  9,887,220       372,400        Sole          1         Sole
Caterpillar Inc.                       Common Stock     149123101   $  9,870,112       222,400        Sole          1         Sole
Dow Chemical                           Common Stock     260543103   $  8,564,310       271,280        Sole          1         Sole
Du Pont de Nemours & Co.               Common Stock     263534109   $  8,083,020       198,600        Sole          1         Sole
American Home Products                 Common Stock     026609107   $  7,960,625       135,500        Sole          1         Sole
BP Amoco                               Common Stock     055622104   $  7,309,423       147,308        Sole          1         Sole
Minnesota Mining & Mfg.                Common Stock     604059105   $  7,196,114        69,260        Sole          1         Sole
SBC Communications                     Common Stock     78387G103   $  6,790,142       152,143        Sole          1         Sole
Bristol Myers Squibb                   Common Stock     110122108   $  6,738,336       113,440        Sole          1         Sole
Allstate                               Common Stock     020002101   $  6,291,000       150,000        Sole          1         Sole
Hewlett Packard Co.                    Common Stock     428236103   $  6,110,158       195,400        Sole          1         Sole
Chevron                                Common Stock     166751107   $  6,102,100        69,500        Sole          1         Sole
PNC Bank                               Common Stock     693475105   $  5,941,675        87,700        Sole          1         Sole
Abbott Labs                            Common Stock     002824100   $  5,547,656       117,560        Sole          1         Sole
Johnson & Johnson                      Common Stock     478160104   $  5,277,940        60,340        Sole          1         Sole
Bellsouth Corp.                        Common Stock     079860102   $  4,611,684       112,700        Sole          1         Sole
Merck & Co.                            Common Stock     589331107   $  4,321,746        56,940        Sole          1         Sole
Microsoft Corp.                        Common Stock     594918104   $  4,034,844        73,780        Sole          1         Sole
Agilent Technologies                   Common Stock     00846U101   $  2,874,146        93,529        Sole          1         Sole
Boeing Co.                             Common Stock     097023105   $  2,721,991        48,860        Sole          1         Sole
Merrill Lynch                          Common Stock     590188101   $  2,714,600        49,000        Sole          1         Sole
Citigroup                              Common Stock     172967101   $  2,600,564        57,816        Sole          1         Sole
Pepsico                                Common Stock     713448108   $  1,624,392        36,960        Sole          1         Sole
American International Group           Common Stock     026874107   $  1,606,237        19,953        Sole          1         Sole
Proctor & Gamble Co.                   Common Stock     742718109   $  1,539,960        24,600        Sole          1         Sole
AT& T Corp.                            Common Stock     001957109   $  1,405,268        65,975        Sole          1         Sole
Disney Co. (Walt)                      Common Stock     254687106   $  1,117,402        39,070        Sole          1         Sole
Pfizer Inc.                            Common Stock     717081103   $    601,146        14,680        Sole          1         Sole
Texaco                                 Common Stock     881694103   $    544,480         8,200        Sole          1         Sole
Wal-Mart Stores                        Common Stock     931142103   $    520,150        10,300        Sole          1         Sole
General Electric                       Common Stock     369604103   $    514,878        12,300        Sole          1         Sole
Home Depot Inc.                        Common Stock     437076102   $    499,745        11,595        Sole          1         Sole
Coca- Cola Co.                         Common Stock     191216100   $    378,441         8,380        Sole          1         Sole
Visteon                                Common Stock     92839U107   $    270,209        17,966        Sole          1         Sole
Dana                                   Common Stock     235811106   $     12,370           720        Sole          1         Sole
Decorator Industries                   Common Stock     243631207   $      5,424         2,400        Sole          1         Sole
Donnelly                               Common Stock     257870105   $      6,575           500        Sole          1         Sole
Dura Automotive Systems                Common Stock     265903104   $     16,327         1,935        Sole          1         Sole
IBP                                    Common Stock                 $     10,660           650        Sole          1         Sole
Intermet                               Common Stock     45881K104   $     66,000        24,000        Sole          1         Sole
Lear                                   Common Stock     521865105   $      5,860           200        Sole          1         Sole
Media Arts Group                       Common Stock     58439C102   $     25,194         5,700        Sole          1         Sole
Midwest Express Holdings               Common Stock     597911106   $     12,174           770        Sole          1         Sole
National RV Holdings                   Common Stock     637277104   $     37,825         4,450        Sole          1         Sole
NZ Corporation                         Common Stock     629497108   $     32,300         8,500        Sole          1         Sole
Old Dominion Freight Lines             Common Stock     679580100   $     23,000         2,300        Sole          1         Sole
Rush Enterprises                       Common Stock     781846100   $     69,125        15,800        Sole          1         Sole
ShopKo Stores                          Common Stock     824911101   $    124,000        15,500        Sole          1         Sole
Staff Leasing                          Common Stock     852381102   $     27,025         9,400        Sole          1         Sole
TBC                                    Common Stock     872180104   $    164,961        27,210        Sole          1         Sole
Visteon                                Common Stock     92839U107   $     36,848         2,450        Sole          1         Sole
ADC Technology                         Common Stock     000886101   $     18,097         2,129        Sole          1         Sole
American International Group           Common Stock     026874107   $     29,302           364        Sole          1         Sole
Applied Materials                      Common Stock     038222105   $     25,578           588        Sole          1         Sole
Amgen                                  Common Stock     031162100   $     27,867           463        Sole          1         Sole
Broadcom                               Common Stock     111320107   $      5,780           200        Sole          1         Sole
Citigroup                              Common Stock     172967101   $     25,639           570        Sole          1         Sole
Comverse Technology                    Common Stock     205862402   $      4,122            70        Sole          1         Sole
Cisco Systems                          Common Stock     17275R102   $      3,004           190        Sole          1         Sole
Walt Disney                            Common Stock     254687106   $      7,322           256        Sole          1         Sole
EMC                                    Common Stock     268648102   $     13,318           453        Sole          1         Sole
Enron                                  Common Stock     293561106   $     22,659           390        Sole          1         Sole
Freddie Mac                            Common Stock     313400301   $     33,452           516        Sole          1         Sole
General Electric                       Common Stock     369604103   $     16,702           399        Sole          1         Sole
Corning                                Common Stock     219350105   $     10,386           502        Sole          1         Sole
Home Depot                             Common Stock     437076102   $      7,844           182        Sole          1         Sole
JDS Uniphase                           Common Stock     46612J101   $      2,581           140        Sole          1         Sole
Coca-Cola                              Common Stock     191216100   $     14,993           332        Sole          1         Sole
McData                                 Common Stock     580031201   $        378            17        Sole          1         Sole
Merck                                  Common Stock     589331107   $     25,275           333        Sole          1         Sole
Network Appliance                      Common Stock     64120L104   $     17,065         1,015        Sole          1         Sole
Oracle                                 Common Stock     68389X105   $     20,163         1,346        Sole          1         Sole
Paychex                                Common Stock     704326107   $      6,449           174        Sole          1         Sole
Pfizer                                 Common Stock     717081103   $     29,075           710        Sole          1         Sole
Qualcomm                               Common Stock     747525103   $     19,196           339        Sole          1         Sole
Charles Schwab                         Common Stock     808513105   $     19,028         1,234        Sole          1         Sole
Sun Microsystems                       Common Stock     866810104   $      3,981           259        Sole          1         Sole
Safeway                                Common Stock     786514208   $     22,667           411        Sole          1         Sole
Texas Instruments                      Common Stock     882508104   $     21,159           683        Sole          1         Sole
Worldcom                               Common Stock     98157D106   $     24,331         1,302        Sole          1         Sole
ExxonMobil                             Common Stock     30231G102   $      7,776            96        Sole          1         Sole
Yahoo!                                 Common Stock     984332106   $      3,591           228        Sole          1         Sole
====================================================================================================================================

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